Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of class A common stock subject to possible redemption reflected on the balance sheet is reconciled
Gross proceeds from Initial Public Offering	$201,250,000
Less:
Offering costs allocated to Class A common stock subject to possible redemption	(11,455,480)
Plus:
Accretion of carrying value to redemption value	11,455,480
Class A common stock subject to possible redemption	$201,250,000